Fair Value Measurements (Fair Value Of Financial Instruments Measured On A Recurring Basis) (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Interest rate swaps	$ (2,345)
Contingent consideration obligations	(17,486)
Total	(19,831)
Quoted in Markets Identical (Level 1) [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Interest rate swaps	0
Contingent consideration obligations	0
Total	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Interest rate swaps	(2,345)
Contingent consideration obligations	0
Total	(2,345)
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Interest rate swaps	0
Contingent consideration obligations	(17,486)
Total	$ (17,486)